Securities Act Registration No. 33-43446
Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No.    25     		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
    AMENDMENT NO. 25
	__________________			[   ]
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	              pursuant to paragraph (b)
	of Rule 485
	60 days after filing pursuant to paragraph (a)(1) of Rule 485 On (date) pursuant to paragraph (a)(1) of Rule 485
[XX]	75 days after filing pursuant to paragraph (a)(2)
of rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of
Beneficial

PART A


Smith Barney Mutual Funds



P R O S P E C T U S


U.S. 5000
Index Fund

Class A and D Shares
--------------------------------------------------------------------------------
October 13, 1999



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

U.S. 5000 Index Fund

                   Contents


Investments, risks and performance..........................................   2
More on the fund's investments..............................................   6
Fund's structure............................................................   7
Management..................................................................   8
Choosing a class of shares to buy...........................................   9
Buying shares...............................................................  10
Exchanging shares...........................................................  11
Redeeming shares............................................................  11
Other things to know
about share transactions....................................................  13
Smith Barney 401(k) and
ExecChoice(TM) programs.....................................................  14
Dividends, distributions and taxes..........................................  15
Share price.................................................................  16

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks to offer long-term capital growth by approximating the perfor-mance of the Wilshire 5000 Index (the "Wilshire 5000 Index").

The fund is structured as a "feeder fund." The fund does not buy individual securities directly. Instead, it invests in a corresponding mutual fund- the US Equity Index Master Portfolio ("Master Portfolio"). The Master Portfolio in turn, invests in securities in accordance with investment objectives, policies and limitations that are similar to those of the fund.

While this structure is designed to reduce costs, it may not do so. As a result, a feeder fund might encounter operational or other complications.

The investment adviser for the Master Portfolio in which the fund invests is Barclays Global Fund Advisors ("BGFA").

Principal Investment Strategies
Key investments. The Master Portfolio invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to the Wilshire 5000 Index and performance that will correlate with the performance of the Wilshire 5000 Index.

The fund will invest in the Master Portfolio, which invests in two other Master Portfolios of BGFA-the Extended Index Master Portfolio ("Extended Index Portfo-lio") and the S&P 500 Index Master Portfolio ("S&P 500 Index Portfolio") (to-gether, the "Underlying Portfolios") that invest in a sampling of securities contained in the Wilshire 4500 Index and the S&P 500 Index, respectively, in order to approximate, before fee and expenses, the performance of the Wilshire 5000 Index.

The returns for the fund are likely to be below that of the Wilshire 5000 Index because the fund, the Master Portfolio and the Underlying Portfolios have fees and transaction expenses while the Wilshire 5000 Index, the Wilshire 4500 Index and the S&P 500 Index have none.

The Master Portfolio invests at least 90% of its assets, through the Underlying Portfolios, in common stocks included in the Wilshire 5000 Index, which repre-sents the performance of a broad range of U.S. stocks.

The Master Portfolio uses statistical sampling techniques based on capitaliza-tion, industry exposures, dividend yield, price/earnings ratio, price/book ratio and earnings growth.

Selection process. The Master Portfolio follows an indexed or "passively man-aged" approach to investing. The means that Barclays selects securities designed to approximate the investment characteristics and performance of the Index. BGFA manages the Master Portfolio as a "pure" index fund.

U.S. 5000 Index Fund

This means that BGFA does not evaluate individual companies to identify attractive investment candidates. Instead, BGFA attempts to mirror the composition of the Index as closely as possible by adjusting the Master Portfo-lio's portfolio daily to reflect the companies included in the index and their weightings. The Master Portfolio does not mirror the index exactly because, unlike the index, the fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the fund's expenses.

The Wilshire 5000 Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market for which daily pricing is available.

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 .The Wilshire 5000 Index goes down, or performs poorly relative to other U.S.
  equity indexes or individual stocks
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Wilshire 5000 Index
 .The stocks of companies which comprise the Wilshire 5000 Index fall out of favor with investors

The fund is exposed to the risks of investing in common stocks as well as the additional risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors.

The fund is expected to have the same volatility as the U.S. stock market as a whole. Additionally, the Wilshire 5000 Index includes smaller capitalization companies whose stocks tend to have more price volatility than those of larger companies.

The fund may not track the index perfectly because differences between the Wilshire 5000 Index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and the differences between how and when the fund and the index are valued can cause differences in performance.

BGFA uses various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If BGFA's strategies do not work as intended, the fund may not achieve its objective.


                                                       Smith Barney Mutual Funds

The Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk. The futures con-tracts and options on futures contracts the Master Portfolio may purchase are considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. The Master Portfolio intends to use futures contracts and options as part of its short-term liquidity holdings and/or as substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long term growth potential of U.S. stocks .Are seeking an investment which tracks the performance of the Wilshire 5000
  Index
 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 .Are willing to accept the risks of the stock market

Performance

The fund does not yet have a sufficient operating history to generate the per-formance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

U.S. 5000 Index Fund

Fees table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class D
Maximum sales charge (load) imposed
on purchases                                 None    None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                      None    None
                         Annual fund operating expenses
(expenses deducted from fund assets)        Class A Class D
Management fee*                                  %       %
Service (12b-1) fees                                 None
Other expenses**
Total annual fund operating expenses

* The "Management Fee" includes an investment management fee payable by the Master Portfolio and an administration fee payable by the fund.
** The fund is new, and therefore, has no historical expense data. The amount set forth in "Other Expenses" represents the aggregate amount that is pay-able by both the Master Portfolios and the fund, and have been estimated based on expenses the fund expects to incur during its fiscal year.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .You redeem all shares at the end of the period
 .Your investment has a 5% return each year
 .The fund's operating expenses remain the same

                      Number of years you own your shares*

         1 year 3 years 5 years 10 years
Class A   $       $       $       $
Class D   $       $       $       $

* Reflects costs at both the fund and Master Portfolio levels.

                                                       Smith Barney Mutual Funds

 More on the fund's investments

The fund seeks long-term growth of capital by investing in common stocks of U.S. companies across all capitalization ranges. The goal is to provide a port-folio that approximates the investment characteristics and performance of the Wilshire 5000 Index.

The Master Portfolio invests substantially all of its assets in two other Mas-ter Portfolios of BGFA. The Extended Index Portfolio invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index. The S&P
500 Index Portfolio, invests substantially all of its assets in stocks compris-ing the S&P 500 Index. The Master Portfolio's assets will be invested in the Underlying Portfolios in proportions adjusted periodically to maintain the cap-italization range of the Wilshire 5000 Index.

Because it can be very expensive to buy and sell all of the securities in the Wilshire 5000 Index, the fund employs a "sampling" technique to approximate Wilshire 5000 Index characteristics such as capitalization and industry weight using fewer securities than contained in the Wilshire 5000 Index.

In seeking to match the performance of the Wilshire 5000 Index, the Master Portfolio also may engage in futures and options transactions and other deriva-tive securities transactions and lend its portfolio securities, each of which involves risk. Although the Master Portfolio attempts to be fully invested at all times in securities comprising the Wilshire 5000 Index and in futures con-tracts and options on futures contracts, the Master Portfolio may also invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The Master Portfolio also may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

The Master Portfolio maintains an equity exposure for a cash balance by pur-chasing appropriate futures contracts. Futures contracts are not used for lev-erage. The Master Portfolio seeks to remain fully invested at all times, without a significant cash balance.


U.S. 5000 Index Fund

 Fund's Structure

The fund is a separate series of Smith Barney Investment Trust, a Massachusetts business trust. The fund is a feeder fund in a master/feeder structure. Accord-ingly, the fund invests all of its assets in the Master Portfolio. The Master Portfolio seeks to provide investment results that match as closely as practi-cable, before fees and expenses, the performance of the Wilshire 5000 Index.
In addition to selling its shares to the fund, the Master Portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the fund.

As other investors invest their assets in the Master
Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively com-plex nature of the master/feeder structure, accounting and operational diffi-culties could occur. For example, coordination of calculation of met asset value would be affected at the master and/or feeder level.

Fund shareholders may be asked to vote on matters concerning the Master Portfo-lio.

The fund may withdraw its investments in the Master Portfolio if the Board determines that it is in the best interests of the fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the fund in another pooled investment entity having the same investment objective as the fund, direct man-agement of a portfolio by SSBC or the hiring of a sub-advisor to manage the fund's assets.

Investment of the fund's assets in the Master Portfolio is not a fundamental policy of the fund and a shareholder vote is not required for the fund to with-draw its investment from the Master Portfolio.

                                                       Smith Barney Mutual Funds

 Management

A feeder fund does not need an investment manager. The Master Portfolio's investment advisor is BGFA. BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which is an indi-rect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to [ ]% of the Master Portfo-lio's average daily net assets, [ ]% of the average daily net assets of the Extended Index Portfolio and [ ]% of the average daily net assets of the S&P 500 Index Portfolio. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance.

The Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio and the Underlying Portfolios, as well as certain other fees paid by the Master Portfolio, such as accounting, legal and Securities and Exchange Commission registration fees.

Administrator The fund's administrator is SSBC Fund Management Inc. SSBC's address is 388 Greenwich Street, New York, New York 10013. SSBC is an affiliate of Salomon Smith Barney Inc. SSBC and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial servic-es--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Administration fees For its services, SSBC receives a fee equal on an annual basis to [ ]% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted a Rule 12b-1 service plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee for Class A shares is an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue,

U.S. 5000 Index Funds
could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. SSBC and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guaran-tee the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

The Master Portfolio's investment advisor and principal service providers have also advised the Master Portfolio that they are working on any necessary changes to their systems and that they expect their systems to be Year 2000 compliant in time. There can, of course, be no assurance of success by either the Fund's or the Master Portfolio's service providers. In addition, because the Year 2000 Problem affects virtually all organizations, the issuers in whose securities the Master Portfolio invests and the economy as a whole also could be adversely impacted by the Year 2000 Problem. The extent of such impact can-not be predicted.

 Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no ini-tial or deferred sales charge. Class A shares are subject to an ongoing service fee.

You may purchase Class D shares only if you are participating in certain investment programs which charge a fee for participation, including the Smith Barney 401(k) Platform program. Class D shares are also offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affili-ates. For more information about these programs, please contact a Salomon Smith Barney Financial Consultant.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the nature of your investment account.


                                                       Smith Barney Mutual Funds

                                       Initial Additional
General                                $1,000     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts         $  250     $50
Qualified Retirement Plans*            $   25     $25
Simple IRAs                            $    1     $ 1
Monthly Systematic Investment Plans    $   25     $25
Quarterly Systematic Investment Plans  $   25     $25

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   .Class of shares being bought
        dealer   .Dollar amount or number of shares being bought
representative
                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
        fund's   are clients of the selling group are eligible to buy shares
      transfer   directly from the fund.
         agent
                 .Write the transfer agent at the following address:
                      Smith Barney Investment Trust
                      U.S. 5000 Index Fund
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128
                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

U.S. 5000 Index Funds

--------------------------------------------------------------------------------
     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the transfer agent to transfer funds automatically
    investment   from a regular bank account, cash held in a Salomon Smith
          plan   Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly
                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the Statement of Additional Information ("SAI").

 Exchanging shares

                 You may exchange fund shares only for shares of other classes of another Smith Barney funds only if you are participating in certain fee based advisory programs or employer-sponsored retirement plans. Please contact your Salomon Smith Barney Financial Consultant or your dealer representative for more information.

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 your dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certifi-cates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                                                        Smith Barney Mutual Fund

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:
                      Smith Barney Investment Trust
                      U.S. 5000 Index Fund
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 .The account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered
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  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank

U.S. 5000 Index Funds
                 account designated on your authorization form. You must sub-mit a new authorization form to change the bank account des-ignated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
     Automatic
          cash
    withdrawal
         plans
                 You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the transfer agent

                                                       Smith Barney Mutual Funds

 .Instruct the transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

 Smith Barney 401(k) and ExecChoiceTM programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoiceTM program. The fund offers Class A shares to partici-pating plans as an investment alternative under the programs. You can meet min-imum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

U.S. 5000 Index Fund

There are no sales charges when you buy or sell shares.

Class A Shares may be purchased by Plans investing at least $1 million.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. Alternatively, you can instruct your Salo-mon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or divi-dend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you

                                                       Smith Barney Mutual Funds
may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated sepa-rately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain hol-idays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The underlying Master Portfolio for the fund is valued daily by the Master Portfolio itself, and the Master Portfolio's net asset value is part of the calculation of the fund's net asset value.

The assets of the fund include its investments in the Master Portfolio, plus cash and any other assets. The fund's investment in the Master Portfolio is valued at the fund's proportionate interest in the net asset value of the Mas-ter Portfolio. The Master Portfolio calculates the net asset value of its shares on the same days and at the same time as the fund.

The Master Portfolio's assets are valued based on current market prices. If such prices are not readily available, Barclays estimates the securities' fair value in accordance with guidelines approved by the Master Portfolio's Board of Trustees.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or Wilshire Associates and Standard & Poor's or Wilshire Associates makes no rep-resentation regarding the advisability of investing in the fund. Please see the SAI for further disclosure.

U.S. 5000 Index Fund

                    (This page is intentionally left blank.)

                                                             SalomonSmithBarney
                                                   ----------------------------
                                                   A member of citigroup [LOGO]

U.S. 5000 Index Fund

An investment portfolio of Smith Barney Investment Trust

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's perfor-mance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by ref-erence into (is a legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salo-mon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com.

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commis-sion's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public ref-erence room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site-- www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distribu-tor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(TM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-06444)
FD      10/99


Smith Barney Mutual Funds





P R O S P E C T U S


EAFE
Index Fund

Class A and D Shares
--------------------------------------------------------------------------------
October 13, 1999






The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

EAFE Index Fund

                   Contents


Investments, risks and performance..........................................   2
More on the fund's investments..............................................   5
Fund's structure............................................................   6
Management..................................................................   7
Choosing a class of shares to buy...........................................   8
Buying shares...............................................................   9
Exchanging shares...........................................................  10
Redeeming shares............................................................  10
Other things to know
about share transactions....................................................  12
Smith Barney 401(k) and
ExecChoice(TM) programs.....................................................  14
Dividends, distributions and taxes..........................................  14
Share price.................................................................  15

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks to offer long-term capital growth and diversification by approx-imating the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Free Index (the "Index").

The fund is structured as a "feeder fund." The fund does not buy individual securities directly. Instead, it invests in a corresponding mutual fund- the International Index Master Portfolio ( "Master Portfolio"). The Master Portfolio in turn, invests in securities in accordance with investment objec-tives, policies and limitations that are similar to those of the fund.

While this structure is designed to reduce costs, it may not do so. As a result, a feeder fund might encounter operational or other complications.

The investment adviser for the Master Portfolio in which the fund invests is Barclays Global Fund Advisors ("BGFA").

Principal Investment Strategics
Key investments The Master Portfolio invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to the Index and performance, before fees and and expenses, that will correlate with the performance of the
Index. The Master Portfolio invests at least 90% of assets in common stocks included in the Index, which represents the performance of foreign stock markets.

The returns for the fund are likely to be below that of the Index because the fund and the Master Portfolio have fees and transaction expenses while the Index has none.

The Master Portfolio uses statistical sampling techniques based on capitaliza-tion, industry exposures, dividend yield, price/earning ratio, price/book ratio and earnings growth.

Selection process BGFA manages the Master Portfolio as a "pure" index fund. This means that BGFA does not evaluate individual companies to identify attractive investment candidates. Instead, BGFA attempts to mirror the composition of the Index as closely as possible by adjusting the Master Portfolio's portfolio daily to reflect the companies included in the index and their weightings. The Master Portfolio does not mirror the index exactly because, unlike the index, the Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses.

EAFE Index Fund

The Index is an unmanaged index of common stocks and includes Europe, Australa-sia and the Far East (includes dividends net of withholding taxes). An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 .Foreign securities prices decline
 .Adverse governmental action or political, economic or market instability affects a foreign country or region
 .The currency in which a security is priced declines in values relative to the
  U.S. dollar
 .The Index goes down, or performs poorly relative to other Non-U.S. equity indexes or individual stocks
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Index
 .The stocks of companies which comprise the Index fall out of favor with investors

The fund is exposed to the risks of investing in common stocks as well as the additional risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory, and operational factors.

Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently that the U.S. market. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more than that of larger issuers.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addi-tion, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and the differences between how and when the fund and the index are valued can cause differences in performance.

BGFA uses various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If BGFA's strategies do not work as intended, the fund may not achieve its objective.

                                                       Smith Barney Mutual Funds

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long term growth potential of international markets
 .Are seeking an investment which tracks the performance of the Index .Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks
 .Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities

Performance
The fund does not yet have a sufficient operating history to generate the per-formance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

Fees table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)                    Class A Class D
Maximum sales charge (load) imposed on purchases              None    None
Maximum deferred sales charge (load)(as a % of the lower of
net asset value at purchase or redemption)                    None    None
                         Annual fund operating expenses
(expenses deducted from fund assets)                         Class A Class D
Management fee*                                               %   %
Service (12b-1) fees                                             None
Other expenses**
Total annual fund operating expenses                          %   %

 * The "Management Fee" includes an investment management fee payable by theMaster Portfolio and an administration fee payable by the fund.
** The fund is new, and therefore, has no historical expense data. The amount set forth in "Other Expenses" represents the aggregate amount that is pay-able by both the Master Portfolio and the fund, and have been estimated based on expenses the fund expects to incur during its fiscal year.

EAFE Index Fund

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .You redeem all shares at the end of the period
 .Your investment has a 5% return each year
 .The fund's operating expenses remain the same

                      Number of years you own your shares*

         1 year 3 years 5 years 10 years
Class A    $
Class D    $

*Reflects costs at both the fund and Master Portfolio levels.

 More on the fund's investments

Because it can be very expensive to buy and sell all of the securities in the Index, the Master Portfolio employs a "sampling" technique to approximate Index characteristics such as capitalization and industry weight using fewer securi-ties than contained in the Index.

The Master Portfolio seeks long-term growth of capital by investing in common stocks of companies domiciled outside the U.S. The goal is to provide a portfo-lio that approximates the investment characteristics and performance of the Index. The Master Portfolio follows an indexed or "passively managed" approach to investing. The means that BGFA selects securities designed to approxi-mate the investment characteristics and performance of the Index.

The Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk. The futures con-tracts and options on futures contracts the Master Portfolio may purchase are considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. The Master Portfolio intends to use futures contracts and options as part of its short-term liquidity holdings and/or as substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in

                                                       Smith Barney Mutual Funds
interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less informa-tion available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. Because the value of an ADR is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing.

 Fund's structure

The fund is a separate series of Smith Barney Investment Trust, a Massachusetts business trust. The fund is a feeder fund in a master/feeder structure. Accord-ingly, the fund invests all of its assets in the Master Portfolio. The Master Portfolio seeks to provide investment results that match as closely as practi-cable, before fees and expenses, the performance of the Index. In addition to selling its shares to the fund, the Master Portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the fund.

As other investors invest their assets in the Master
Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively com-plex nature of the master/feeder structure, accounting and operational diffi-culties could occur. For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

Fund share holders may be asked to vote on matters concerning the Master Port-folio.

EAFE Index Fund

The fund may with draw its investments in the Master Portfolio if the Board determines that it is in the best interests of the fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the fund in another pooled investment entity having the same investment objective as the fund, direct man-agement of a portfolio by SSBC or the hiring of a sub-advisor to manage the fund's assets.

Investment of the fund's assets in the Master Portfolio is not a fundamental policy of the fund and a shareholder vote is not required for the fund to with-draw its investment from the Master Portfolio.

 Management

A feeder fund does not need an investment manager. The Master Portfolio's investment advisor is BGFA. BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, Califor-nia 94105. BGFA has provided asset management, administration and advisory services for over 25 years. BGFA receives a monthly advisory fee from the Mas-ter Portfolio at an annual rate equal to [ ]% of the Master Portfolio's aver-age daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio, and accordingly, have a favorable impact on its performance.

The fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio, as well as certain other fees paid by the Master Portfolio, such as accounting, legal, and Securities and Exchange Commission registration fees.

Administrator The fund's administrator is SSBC Fund Management Inc. SSBC's address is 388 Greenwich Street, New York, New York 10013. SSBC is an affiliate of Salomon Smith Barney Inc. SSBC and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial servic-es--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Administration fees For its services, SSBC receives a fee equal on an annual basis to [ ]% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

                                                       Smith Barney Mutual Funds

Distribution plans The fund has adopted a Rule 12b-1 service plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee for Class A shares is an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. SSBC and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service prov-iders that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

The Master Portfolio's investment advisor and principal service providers have also advised the Master Portfolio that they are working on any necessary changes to their systems and that they expect their systems to be Year 2000 compliant in time. There can, of course, be no assurance of success by either the Fund's or the Master Portfolio's service providers. In addition, because the Year 2000 Problem affects virtually all organizations, the issuers in whose securities the Master Portfolio invests and the economy as a whole also could be adversely impacted by the Year 2000 Problem. The extent of such impact can-not be predicted.

 Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no ini-tial or deferred sales charge. Class A shares are subject to an ongoing service fee.

You may purchase Class D shares only if you are participating in certain investment programs which charge a fee for participation, including the Smith Barney 401(k) Platform program. Class D shares are also offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affili-ates. For more information about these programs, please contact a Salomon Smith Barney Financial Consultant.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-omon Smith Barney--a dealer representative

EAFE Index Fund

 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the nature of your investment account.

                                       Initial Additional
General                                $1,000     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts         $  250     $50
Qualified Retirement Plans*            $   25     $25
Simple IRAs                            $    1     $ 1
Monthly Systematic Investment Plans    $   25     $25
Quarterly Systematic Investment Plans  $   25     $25

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   .Class of shares being bought
        dealer   .Dollar amount or number of shares being bought
representative
                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
        fund's   are clients of the selling group are eligible to buy shares
      transfer   directly from the fund.
         agent
                 .Write the transfer agent at the following address:
                      Smith Barney Investment Trust
                      EAFE Index Fund
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128

                                                       Smith Barney Mutual Funds

                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application
                 .For more information, call the transfer agent at 1-800-451-
                   2010.
--------------------------------------------------------------------------------
     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the transfer agent to transfer funds automatically
    investment   from a regular bank account, cash held in a Salomon Smith
          plan   Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly
                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the Statement of Additional Information ("SAI").

 Exchanging shares

                 You may exchange fund shares for shares of other classes of another Smith Barney funds only if you are participating in certain fee based advisory programs or employer-sponsored retirement plans. Please contact your Salomon Smith Barney Financial Consultant or your dealer representative for more information.

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 your dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with

EAFE Index Fund
                 signed stock powers (documents transferring ownership of cer-tificates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:
                      Smith Barney Investment Trust
                      EAFE Index Fund
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 .The account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00
                                                       Smith Barney Mutual Funds
                 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

EAFE Index Fund

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the transfer agent .Instruct the transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Smith Barney 401(k) and ExecChoice(TM) programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A shares to partici-pating plans as an investment alternative under the programs. You can meet min-imum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares.

Class A Shares may be purchased by Plans investing at least $1 million.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. Alternatively, you can instruct your Salo-mon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or divi-dend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

EAFE Index Fund

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated sepa-rately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain hol-idays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The underlying Master Portfolio for the fund is valued daily by the Master Portfolio itself, and the Master Portfolio's net asset value is part of the calculation of the fund's net asset value.

The assets of the fund include its investments in the Master Portfolio, plus cash and any other assets. The fund's investment in the Master Portfolio is valued at the fund's proportionate interest in the net asset value of the Mas-ter Portfolio. The Master Portfolio calculates the net asset value of its shares on the same days and at the same time as the fund.

The Master Portfolio's assets are valued based on current market prices. If such prices are not readily available, Barclays estimates the securities' fair value in accordance with guidelines approved by the Master Portfolio's Board of Trustees.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

                                                       Smith Barney Mutual Funds

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Morgan Stanley Capital International Inc. ("MSCI") does not sponsor the fund or the Master Portfolio, nor it is affiliated in any way with the fund, Barclays or the Master Portfolio. "Morgan Stanley Capital International Europe, Austra-lia, Far East Free Index(R)," "EAFE Free Index(R)," are trademarks of MSCI. The Master Portfolio is not sponsored, endorsed, sold or promoted by the EAFE Free Index, and neither MSCI or the EAFE Free Index make any representation or war-ranty, express or implied, regarding the advisability of investing in the Mas-ter Portfolio.

EAFE Index Fund

                    (This page is intentionally left blank.)

                                                             SalomonSmithBarney
                                                   ----------------------------
                                                   A member of citigroup [LOGO]

EAFE Index Fund

An investment portfolio of Smith Barney Investment Trust

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's perfor-mance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by ref-erence into (is a legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salo-mon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com.

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commis-sion's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public ref-erence room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site-- www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distribu-tor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(TM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-06444)
FD       10/99

PART B


October 13, 1999

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney U.S. 5000 Index Fund
Smith Barney EAFE Index Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectuses of the Smith Barney U.S. 5000 Index Fund (the "U.S. 5000 Index Fund") and the Smith Barney EAFE Index Fund (the "EAFE Index
Fund") (each, a "Fund") dated October 13, 1999, as amended or supplemented from time to time (each, the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders, which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above. Each fund is a separate investment series of Smith Barney Investment Trust (the "Trust").

TABLE OF CONTENTS

Investment Objective and Management Policies
Portfolio Securities
Investment  Restrictions........................
Risk Considerations
Trustees of the Trust and Executive Officers of the Fund....
Investment Management and Other Services
Portfolio Transactions and Turnover...............
Purchase of Shares ......................
Redemption of Shares
Valuation of Shares
Performance Data
Dividends, Distributions and Taxes
Additional Information
Other Information
Financial Statements ......................




INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES tc "INVESTMENT
OBJECTIVES AND MANAGEMENT POLICIES"

General.

In order to take advantage of the economies of scale offered by a larger pool of assets, each Fund is structured as a "feeder" fund. A feeder fund seeks to achieve its investment objective by investing its assets in a "Master Portfolio" managed by Barclays Global Fund Advisors ("BGFA"). The Master Portfolio invests substantially all of its assets in securities in accordance with investment objectives, policies, and limitations that are substantially similar to those of the Fund. In other words, the Fund "feeds" shareholder investments into its corresponding Master Portfolio.

The prospectus discusses each Fund's and each Master Portfolio's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments, in which each Fund and each Master Portfolio may invest, the investment policies and portfolio strategies the Fund and each Master Portfolio may utilize and certain risks associated with these investments, policies and strategies. SSBC Fund Management Inc. ("SSBC" or the "administrator") serves as the Fund's administrator.

Master Investment Portfolio ("MIP") is an open-end, management investment company, organized on October 21, 1993 as a business trust under the laws of the State of Delaware. MIP is a "series fund," which is a mutual fund divided into separate portfolios. The U.S. Equity Index Master Portfolio and the International Index Portfolio are diversified portfolios of MIP. Each Master Portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940
Act"), and for other purposes, and an interestholder of the Master Portfolio is not deemed to be an interestholder of any other portfolio of MIP.

Beneficial interests in the Master Portfolios are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended
(the "1933 Act"). Investments in the Master Portfolios may be made only by investment companies or certain other entities, which are "accredited investors" within the meaning of Regulation D under the 1933 Act. Investment companies that hold units of beneficial interest
("interests") in the Master Portfolios are sometimes referred to herein as "feeder funds."

Master/Feeder Fund Structure

Unlike mutual funds that directly acquire and managed their own portfolio of securities, each Fund is a "feeder" fund in a "master/feeder" structure. This means that each Fund invests in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of each Fund. The investment performance of each Fund depends on the investment performance of each Master Portfolio. If the investment policies of the Fund and the Master Portfolio become inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Master Portfolio. The Board of Trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The U.S. 5000 Index Fund seeks to offer long-term capital growth by approximating the performance, before expenses, of the Wilshire 5000 Index.

The U.S. 5000 Index Fund's Master Portfolio, the U.S. Equity Index Master Portfolio, invests substantially all of its assets in two other Master Portfolios of BGFA. One of these Master Portfolios invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index (the "Extended Index Portfolio"). The other Master Portfolio invests substantially all of it assets in stocks comprising the S&P 500 Index (the "S&P 500 Index Portfolio") (together, the "Underlying Portfolios"). The Master Portfolio's assets will be invested in the Underlying Portfolios in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000 Index.

Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Master Portfolio employs "sampling" techniques to approximate benchmark characteristics such as capitalization and industry weight using fewer securities than contained in the benchmark.
Therefore, the performance of the Master Portfolio versus its benchmark can be expected to deviate more than that of funds investing in all of the securities contained in a benchmark.

The EAFE Index Fund seeks to offer long-term capital growth and diversification by approximating the performance, before expenses, of the Morgan Stanley Capital International
Europe, Australia, and Far East Free Index (the "EAFE
Index").

The EAFE Index Fund and the International Index Master Portfolio maintain equity exposure for cash balances by purchasing appropriate futures contracts. Futures contracts are not used for leverage. The EAFE Index Fund and the Master Portfolio seek to remain fully invested at all times, without significant cash balances.

INVESTMENT OBJECTIVE-U.S. Equity Index Master Portfolio.

The U.S. Equity Index Master Portfolio seeks to match as closely as practicable, before fees and expenses, the performance of the Wilshire 5000 Equity Index (the
"Wilshire 5000 Index"). The U.S. Equity Index Master Portfolio uses a "fund of funds" structure to track the Wilshire 5000 Index, which is comprised of the stocks in the Standard & Poor's 500 Stock Index ("S&P 500 Index"), except for a small number of foreign stocks that represent approximately 3% of the S&P 500 Index, and the stocks in the Wilshire 4500 Equity Index (the "Wilshire 4500 Index").
In this regard, the U.S. Equity Index Master Portfolio seeks to achieve its objective by investing substantially all of its assets in two other portfolios of MIP-the Extended
Index Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P 500 Index Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500 Index) (together, the "Underlying
Portfolios"). The U.S. Equity Index Master Portfolio's assets will be invested in the Underlying Portfolios of MIP in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000 Index. The performance of the U.S. Equity Index Master Portfolio will correspond directly to the performance of the Underlying Portfolios. The Master Portfolio and the Fund may not track its index perfectly, as differences between the Index and the Master Portfolio's Underlying Portfolios may cause differences in performance.

	INVESTMENT OBJECTIVES-Underlying Portfolios

? The S&P 500 Index Portfolio seeks to provide investment results, before fees and expenses, that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the Standard &
Poor's 500 Stock Index.

? The Extended Index Portfolio seeks to
approximate, before fees and expenses, the capitalization range and performance of the Wilshire 4500 Index.

? The Master Portfolio's investment objective can be changed by MIP's Board of Trustees without interestholder approval. The objective and policies of the Master Portfolio determines the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. There can be no assurance that the Master Portfolio's investment objective will be achieved.

ABOUT THE INDICES The Wilshire 5000 Index was created December 31, 1980. It measures the performance of all U.S. headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index.

? The Wilshire 4500 Index was created December 31,
1983. It is the Wilshire 5000 Index with most of the companies in the S&P 500 Index removed.
Over 6,500 capitalization weighted security returns are used to adjust the index.

? The S&P 500 Index was created March 5, 1957. It is composed of 500 selected common stocks, most of which are listed on the NYSE.

The securities comprising the S&P 500 Index represent the stocks of primarily large-cap companies. The securities comprising the Wilshire 4500 Index represent the smaller- and medium-sized companies of the Wilshire 5000 Index. In order for the U.S. Equity Index Master Portfolio to maintain a capitalization weighted representative sample of the Wilshire 5000 Index, it will invest in the Underlying Portfolios in proportion to the overall capitalization of their respective indices. Based on their relative overall capitalizations as of the date of this SAI, roughly two thirds of the U.S. Equity Index Master Portfolio's portfolio will be invested in the S&P 500 Index Portfolio and the other third in the Extended Index Portfolio. Historically, the overall capitalization of the indices have varied, and as a result, the U.S. Equity Index Master Portfolio's portfolio is also likely to vary.


INVESTMENT POLICIES- U.S. Equity Index Master Portfolio.

? The U.S. Equity Index Master Portfolio seeks to match the total return performance of the Wilshire 5000 Index, which is composed of over 7,000 selected common stocks traded on the New
York Stock Exchange, American Stock Exchange and
Nasdaq Stock Market. The weightings of stocks in the Wilshire 5000 Index are based on each stock's relative total market capitalization;
that is, its market price per share times the number of shares outstanding. The percentage of the U.S. Equity Index Master Portfolio's assets invested in the Underlying Portfolios is approximately the same as the percentage such Portfolios are invested in stocks represented in the Wilshire 5000 Index. Securities are selected for investment by the Underlying
Portfolios as indicated below.

INVESTMENT POLICIES - Underlying Portfolios.

? The Extended Index Portfolio seeks to match the total return performance of U.S. stocks, excluding the large-cap stocks included in the S&P 500 Index. The Fund defines these stocks as those comprising the Wilshire 4500 Index, which is composed of over 6,500 equity stocks of issuers headquartered in the United States. The
Index is almost entirely comprised of common stocks listed on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market.
The weightings of stocks in the Wilshire 4500
Index are based on each stock's relative total market capitalization, that is, its market price per share times the number of shares outstanding. The Extended Index Portfolio invests in a representative sample of these securities. Securities are selected for investment by the Extended Index Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

? The S&P 500 Index Portfolio seeks to match the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock
Exchange.  The weightings of stocks in the S&P
500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. The percentage of the S&P 500
Index Portfolio's assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500
Index

Unlike the Extended Index Portfolio, which invests in a representative sample of the over 6,500 stocks represented by its benchmark, the Wilshire 4500 Index, the S&P 500 Index Portfolio invests in all 500 of the stocks represented by its benchmark, the S&P 500 Index.

No attempt is made to manage the portfolio of the U.S. Equity Index Master Portfolio using economic, financial or market analysis. The U.S. Equity Index Master Portfolio is managed by determining which proportion of its assets will be invested in each Underlying Portfolio to match, to the extent feasible, the capitalization range and returns of the Wilshire 5000 Index. The Underlying Portfolios determine which securities are to be purchased or sold to match or sample their respective benchmarks. Under normal market conditions, at least 90% of the value of the U.S. Equity Index Master Portfolio's total assets is invested, through the Underlying Portfolios, in securities comprising the Wilshire 5000 Index. The U.S. Equity Index Master Portfolio's ability to match its investment performance to the investment performance of the Wilshire 5000 Index may be affected by, among other things, the U.S. Equity Index Master Portfolio's and Underlying Portfolios' expenses, the amount of cash and cash equivalents held by the U.S. Equity Index Master Portfolio and the Underlying Portfolios, the manner in which the total returns of the Wilshire 5000 Index, the Wilshire 4500 Index and the S&P 500 Index are calculated; the size of the U.S. Equity Index Master Portfolio's investment portfolio; and the timing, frequency and size of shareholder purchases and redemptions.

The Underlying Portfolios use cash flows from interestholder purchase and redemption activity to maintain, to the extent feasible, the similarity of their portfolio to the securities comprising their respective benchmarks. The U.S. Equity Index Master Portfolio uses cash flows from its interestholder purchase and redemption activity to periodically adjust its investment in the Underlying Portfolios to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the Wilshire 5000 Index. BGFA regularly monitors the U.S. Equity Index Master Portfolio's correlation to the Wilshire 5000 Index and adjusts the U.S. Equity Index Master Portfolio's investment in the Underlying Portfolios to the extent necessary. Inclusion of a security in an Index in no way implies an opinion by the sponsor of the Index as to its attractiveness as an investment.

The sampling techniques utilized by the U.S. Equity Index Master Portfolio and the Extended Index Portfolio are designed to allow said portfolios to substantially duplicate the investment performance of their respective benchmarks. However, the U.S. Equity Index Master Portfolio is not expected to track the Wilshire 5000 Index with the same degree of accuracy that complete replication of such Index would provide. In addition, at times, the portfolio composition of the U.S. Equity Index Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the Wilshire 5000 Index, primarily by adjusting the U.S. Equity Index Master Portfolio's investment in the Underlying Portfolios. The S&P 500 Index seeks to replicate completely the investments and capitalization range of the S&P 500 Index

The investment policies, strategies, techniques and restrictions employed by the U.S. Equity Index Master Portfolio in pursuing its investment objective vis-a-vis the Wilshire 5000 Index are substantially similar to those employed by the Underlying Portfolios in pursuing their respective investment objectives vis-a-vis their respective benchmarks. Unless otherwise indicated, references to the investment policies, strategies, techniques and restrictions of the U.S. Equity Index Master Portfolio also are references to the investment policies, strategies, techniques and restrictions of the Underlying Portfolios in which the U.S. Equity Index Master Portfolio invests substantially all of its assets.

In seeking to match the performance of the Wilshire 5000 Index, the U.S. Equity Index Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The U.S. Equity Index Master Portfolio attempts to be fully invested at all times in securities comprising the Wilshire 5000 Index and in futures contracts and options on futures contracts, although the U.S. Equity Index Master Portfolio may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The U.S. Equity Index Master Portfolio also may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

CERTAIN FUNDAMENTAL POLICIES. The U.S. Equity Index Master Portfolio may (i) borrow money to the extent permitted under the 1940 Act (for purposes of this investment restriction, the U.S. Equity Index Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices, shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the U.S. Equity Index Master Portfolio); (ii) invest up to 5% of its total assets in the securities of any single issuer, except that up to 25% of the value of the total assets of the U.S. Equity Index Master Portfolio may be invested without regard to this limitation, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities may be purchased without regard to this limitation; and (iii) invest up to 25% of the value of its total assets in the securities of issuers in a particular industry or group of closely related industries, subject to certain exceptions specified in Part B, including that there is no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This paragraph describes fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the U.S. Equity Index Master Portfolio's outstanding voting securities.

INVESTMENT OBJECTIVE - International Index Master Portfolio

? The International Index Master Portfolio seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe,
Australia, Far East Free Index (the "EAFE Free
Index," or the "Index").

The Master Portfolio's investment objective can be changed by MIP's Board of Trustees without interestholder approval. The objective and policies of the Master Portfolio determines the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. There can be no assurance that the Master Portfolio's investment objective will be achieved.

PRINCIPAL STRATEGIES - International Index Master Portfolio

? The International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in the EAFE Free
Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries (Austria, Belgium, Denmark,
Finland, France, Germany, Ireland, Italy, the
Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong
Kong, Japan and Singapore The EAFE Free Index broadly represents the performance of foreign stock markets. The weightings of stocks in the EAFE Free Index are based on each stock's relative total market capitalization, that is, its market price per share times the number of shares outstanding. The Master Portfolio invests in a representative sample of these securities.
Securities are selected for investment by the Master
Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

No attempt is made to manage the portfolio of the Master Portfolio using economic, financial and market analysis.
The Master Portfolio is managed by determining which securities are to be purchased or sold to match, to the extent feasible, the capitalization range and returns of the EAFE Free Index. Under normal market conditions, at least 90% of the value of the Master Portfolio's total assets is invested in securities comprising the EAFE Free Index The Master Portfolio's ability to match its investment performance to the investment performance of the EAFE Free Index may be affected by, among other things: the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio; the manner in which the total return of the EAFE Free Index is calculated; the size of the Master Portfolio's investment portfolio; and the timing, frequency and size of interestholder purchases and redemptions. The Master Portfolio uses cash flows from interestholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the EAFE Free Index. BGFA regularly monitors the Master Portfolio's correlation to the EAFE Free Index and adjusts the Master Portfolio's portfolio to the extent necessary. Inclusion of a security in the EAFE Free Index in no way implies an opinion by MSCI as to its attractiveness as an investment.

BGFA may use statistical sampling techniques to attempt to replicate the returns of the EAFE Free Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes. The sampling techniques utilized by the Master Portfolio are designed to allow the Master Portfolio to substantially duplicate the investment performance of the EAFE Free Index. However, the Master Portfolio is not expected to track the EAFE Free Index with the same degree of accuracy that complete replication of such Index would provide. In addition, at times, the portfolio composition of the Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the EAFE Free Index.

In seeking to match the performance of the EAFE Free Index, the Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio attempts to be fully invested at all times in securities comprising the EAFE Free Index and in futures contracts and options on futures contracts, although the Master Portfolio may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The Master Portfolio may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days. See Item 12, "Description of the Master Portfolio and Its Investments and Risks-Investment Restrictions," in Part B.

PORTFOLIO SECURITIES

The Fund

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the 1940 Act.

U.S. Equity Index Master Portfolio

The U.S. Equity Index Master Portfolio may invest in the securities described below.

The investment policies, strategies, techniques and restrictions employed by the Master Portfolio in pursuing its investment objective vis-a-vis the Wilshire 5000 Index are substantially similar to those employed by the Underlying Portfolios in pursuing their respective investment objectives vis-a-vis their respective benchmarks. Unless otherwise indicated, references to the investment policies, strategies, techniques and restrictions of the U.S Equity Index Master Portfolio also are references to the investment policies, strategies, techniques and restrictions of the Underlying Portfolios in which the U.S, Equity Index Master Portfolio invests substantially all of its assets.

Futures Contracts and Options Transactions-The U.S. Equity
Index Master Portfolio may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial statement at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

Although the U.S. Equity Index Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the U.S. Equity Index Master Portfolio to substantial losses. If it is not possible, or if the U.S. Equity Index Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the U.S. Equity Index Master Portfolio will be required to make daily cash payments on variation margin.

Stock Index Futures and Options on Stock Index Futures-The U.S. Equity Index Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the U.S. Equity Index Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the U.S. Equity Index Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

Index Swaps-The U.S. Equity Index Master Portfolio may enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by the U.S. Equity Index Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The U.S. Equity Index Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the U.S. Equity Index Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
If the U.S. Equity Index Master Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the U.S. Equity Index Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The use of index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the U.S. Equity Index Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the U.S. Equity Index Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the U.S. Equity Index Master Portfolio may not receive net amount of payments that the U.S. Equity Index Master Portfolio contractually is entitled to receive.

Borrowing Money-As a fundamental policy, the U.S. Equity
Index Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, the U.S. Equity
Index Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

International Index Master Portfolio

The International Index Master Portfolio may invest in the securities described below.

Foreign Currency Futures Contracts.

In General. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The International Index Master Portfolio will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the International Index Master Portfolio must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the International Index Master Portfolio may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

Purchase and Sale of Currency Futures Contracts. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Index Master Portfolio may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the International Index Master Portfolio may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, the International Index Master Portfolio may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the International Index Master Portfolio intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.

A currency futures contract sale creates an obligation by the International Index Master Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified futures time for a special price. A currency futures contract purchase creates an obligation by the International Index Master Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

In connection with transactions in foreign currency futures, the International Index Master Portfolio will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

Risk Factors Associated with Futures Transactions. The effective use of futures strategies depends on, among other things, the International Index Master Portfolio's ability to terminate futures positions at times when BGFA deems it desirable to do so. Although the International Index Master Portfolio will not enter into a futures position unless BGFA believes that a liquid secondary market exists for such future, there is no assurance that the International Index Master Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The International Index Master Portfolio generally expects that its futures transactions will be conducted on recognized US. and foreign securities and commodity exchanges.

Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of BGFA to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

In addition to the foregoing risk factors, the following sets forth certain information regarding the potential risks associated with the International Index Master Portfolio's futures transactions.

Risk of Imperfect Correlation. The International Index Master Portfolio's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the International Index Master Portfolio. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for the International Index Master Portfolio might not be successful and the International Index Master Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the International Index Master Portfolio's overall return could be less than if the hedging transactions had not been undertaken.

Under certain extreme market conditions, it is possible that the International Index Master Portfolio will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the International Index Master Portfolio.

The International Index Master Portfolio will purchase or sell futures contracts only if, in BGFA's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the International Index Master Portfolio's portfolio for the hedge to be effective. There can be no assurance that BGFA's judgment will be accurate.

Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the International Index Master Portfolio to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the International Index Master Portfolio will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event it may not be possible to close out a position held by the International Index Master Portfolio, which could require the International Index Master Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the International Index Master Portfolio's ability effectively to hedge its securities, or the relevant portion thereof.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house, equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Trading and Position Limits. Each contract market on which futures contracts arc traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of each Series or Class is divided from time to time (including whole Shares and fractions of Shares). BGFA does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the International Index Master Portfolio's investments.

Regulations on the Use of Futures Contracts. Regulations of the CFTC require that the International Index Master Portfolio enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations.
In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by the International Index Master Portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the International Index Master Portfolio, and accrued profits on such positions. In addition, the International Index Master Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the International Index Master Portfolio's total assets.

When the International Index Master Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the International Index Master Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is leveraged.

The International Index Master Portfolio's ability to engage in the hedging transactions described herein may be limited by the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the Board of Trustees.

BGFA uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the International Index Master Portfolio's investment objective, does not expose the International Index Master Portfolio to undue risk and is closely monitored. These procedures include providing periodic reports to the Board of Trustees concerning the use of derivatives.

Foreign Obligations and Securities.

The foreign securities in which the International Index Master Portfolio may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

The International Index Master Portfolio may invest in foreign securities through American Depository Receipts ("ADRs"), Canadian Depository Receipts (''CDRs''),
European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository
Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in US. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, the International Index Master Portfolio may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

From time to time, investments in other investment companies may be the most effective available means by which the International Index Master Portfolio may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the International Index Master Portfolio would continue to pay its own management fees and other expenses.

Investment income on certain foreign securities in which the International Index Master Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the International Index Master Portfolio would be subject.

The International Index Master Portfolio's investments in foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to the International Index Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies, the International Index Master Portfolio may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). The International Index Master Portfolio may also purchase and sell foreign currency futures contracts (see "Purchase and Sale of Currency Futures Contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers.

Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is traded at a net price without commission. The International Index Master Portfolio will direct its custodian, to the extent required by applicable regulations, to segregate high grade liquid assets in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the International Index Master Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The International Index Master Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S.
dollar price of the security (a "transaction hedge"). In addition, when BGFA believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the International Index Master Portfolio's securities denominated in such foreign currency, or when BGFA believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge').

The International Index Master Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where BGFA believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

Foreign currency hedging transactions are an attempt to protect the International Index Master Portfolio against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

The International Index Master Portfolio's custodian will, to the extent required by applicable regulations, segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the International Index Master Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the International Index Master Portfolio's commitments with respect to such contracts.

The cost to the International Index Master Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. BGFA considers on an ongoing basis the creditworthiness of the institutions with which the International Index Master Portfolio enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the International Index Master Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Hedging and Related Strategies.

The International Index Master Portfolio may attempt to protect the U.S. dollar equivalent value of one or more of its investments (hedge) by purchasing and selling foreign currency futures contracts and by purchasing and selling currencies on a spot (i.e., cash) or forward basis. Foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The International Index Master Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions. For example, the International Index Master Portfolio may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Master Portfolio's securities denominated in such currency. The International Index Master Portfolio may use forward contracts in one currency or a basket of currencies to hedge against fluctuations in the value of another currency when BGFA anticipates there will be a correlation between the two and may use forward currency contracts to shift the International Index Master Portfolio's exposure to foreign currency fluctuations from one country to another. The purpose of entering into these contracts is to minimize the risk to the International Index Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies.

BGFA might not employ any of the strategies described above, and there can be no assurance that any strategy used will succeed. If BGFA incorrectly forecasts exchange rates, market values or other economic factors in utilizing a strategy for the International Index Master Portfolio, the Master Portfolio might have been in a better position had it not hedged at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the International Index Master Portfolio's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the International Index Master Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the International Index Master Portfolio to sell a portfolio security at a disadvantageous time, due to the need for the International Index Master Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the International Index Master Portfolio to close out or to liquidate its hedged position.

New financial products and risk management techniques continue to be developed. The International Index Master
Portfolio my use these instruments and techniques to the extent consistent with its investment objectives and regulatory and tax considerations.

Privately Issued Securities.

The International Index Master Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule
144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the International Index Master Portfolio. Privately issued or Rule 144A securities that are determined by BGFA to be "illiquid" are subject to the International Index Master Portfolio's policy of not investing more than 15% of its net assets in illiquid securities. BGFA, under guidelines approved by Board of Trustees of MIP, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the International Index Master Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation:
(1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

PORTFOLIO SECURITIES - U.S. Equity Index and International
Index Master Portfolios

The U.S. Equity Index Master Portfolio and the International
Index Master Portfolio (each, the "Master Portfolio") may invest in the securities described below.

Short-Term Instruments and Temporary Investments.

The Master Portfolio may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of interestholder purchases or redemptions or when
"defensive" strategies are appropriate. The instruments in which the Master Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Company (the "FDIC"); (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

Bank Obligations. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness.
However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states
("State Branches") may be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

The Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Master Portfolio will own more than one such CD per such issuer.

Commercial Paper and Short-Term Corporate Debt Instruments. The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P.
Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. BGFA will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

U.S. Government Obligations. The Master Portfolio may invest in various types of U.S. Government obligations.
U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Repurchase Agreements

The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Master Portfolio. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.

Floating- and Variable-Rate Obligations.

The Master Portfolio may purchase floating- and variable-rate obligations. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations, which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which each Master Portfolio may invest. BGFA, on behalf of the Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. Each Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided an active secondary market exists.

Illiquid Securities.

The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Investment Company Securities.

The Master Portfolio may invest in securities issued by other open-end, management investment companies to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.
The Master Portfolio may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

Loans of Portfolio Securities.

The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the BGFA considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio does not enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that the Master Portfolio receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest.
During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its respective total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Master Portfolio or BGFA.

Forward Commitments, When-Issued Purchases and
Delayed-Delivery Transactions.

The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser. Securities purchased on a when-issued or forward commitment basis may expose the Master Portfolio to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward-commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

The Master Portfolio will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

Future Developments.

The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its prospectus.

Portfolio Characteristics and Policies

Each of the Funds and the Master Portfolios are diversified under the federal securities laws and regulations.

Because the structures of the Master Portfolios are based on the relative market capitalizations of eligible holdings, it is possible that a Master Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Portfolios and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Portfolios will include as much as 5% of the voting securities of any issuer.

The Fund will not incur any brokerage or other costs in connection with their purchase or redemption of shares of the Master Portfolio, except if the Fund receives securities or currencies from a Master Portfolio to satisfy the Fund's redemption request.

INVESTMENT LIMITATIONS

Futures Contracts

The Master Portfolio may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instruments are traded on national futures exchanges. A Master Portfolio will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master Portfolio. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Portfolios expect to earn income on their margin deposits. To the extent a Master Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Master Portfolios may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Portfolio would continue to be required to make variation margin deposits. In such circumstances, if a Master Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Cash Management Practices

The Fund and the Master Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where BGFA believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant. All the Portfolios and Master Funds may invest cash in short-term repurchase agreements.

The aggregate amount of expenses for the Fund and the Master Portfolio may be greater than it would be if the fund were to invest directly in the securities held by the Master Portfolios. However, the total expense ratios for the fund and the Master Portfolios are expected to be less over time than such ratios would be if the fund were to invest directly in the underlying securities. This arrangement enables institutional investors, including the fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Portfolio, including the Fund, will pay its proportionate share of the expenses of that Master Portfolio.

The shares of the Master Portfolio will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Portfolio by other institutional investors offers potential benefits to the Master Portfolio and through their investment in the Master Portfolio, the Fund also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Portfolio. Also, if an institutional investor were to redeem its interest in a Master Portfolio, the remaining investors in that Master Portfolio could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Portfolio than the corresponding Feeder Fund could have effective voting control over the operation of the Master Portfolio.

If the Board of Trustees of the Fund determines that it is in the best interest of the Fund, the fund may withdraw its investment in the Master Portfolio at any time. Upon any such withdrawal, the Board would consider what action the Fund might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Fund, which might not be possible, or retaining an investment advisor to manage the Fund's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Fund will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Portfolio. A withdrawal by a Fund of its investment in the corresponding Master Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Fund. Moreover, a distribution in kind by a Master Portfolio to a Fund may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Fund. Any net capital gains so realized will be distributed to that Fund's shareholders

Shareholder Rights

Whenever the Fund, as an investor in its corresponding Master Portfolio, is asked to vote on a shareholder proposal, the respective Fund will solicit voting instructions from the Fund's shareholders with respect to the proposal. The Trustees of the Trust will then vote the Fund's shares in the Master Portfolio in accordance with the voting instructions received from the Fund's shareholders. The Trustees of the Trust will vote shares of the Fund for which they receive no voting instructions in accordance with their best judgment.

INVESTMENT RESTRICTIONS OF THE FUND

The fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the fund's board of trustees at any time. In accordance with these restrictions, the fund will not:

1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Issue "senior securities" as defined in the 1940
Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	Borrow money, except that (a) the fund may borrow from
banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5.	Make loans.  This restriction does not apply to: (a)
the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.	Engage in the business of underwriting securities
issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

8.	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.	Invest in oil, gas or other mineral exploration or
development programs.

10.	Purchase or otherwise acquire any security if, as a
result, more than 15% of its net assets would be invested in securities that are illiquid.

11.	Invest for the purpose of exercising control of
management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

INVESTMENT RESTRICTIONS OF THE U.S. EQUITY INDEX MASTER
PORTFOLIO

The Master Portfolio has adopted investment restrictions numbered I through 9 as fundamental policies. These restrictions cannot be changed, as to the Master Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. Investment restrictions numbered 10 through 13 are not fundamental policies and may be changed by vote of a majority of the Trustees of MIP at any time. The Master Portfolio may not:

1.	Invest more than 5% of its assets in the obligations
of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

2.	Hold more than 10% of the outstanding voting
securities of any single issuer.  This Investment
Restriction applies only with respect to 75% of its total assets.

3.	Invest in commodities, except that the Master
Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4.	Purchase, hold or deal in real estate, or oil, gas or
other mineral leases or exploration or development programs, but the Master portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5.	Borrow money, except to the extent permitted under the
1940 Act provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master
Portfolio.

6.	Make loans to others, except through the purchase of
debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange
Commission and the MIP's Board of Trustees.

7.	Act as an underwriter of securities of other issuers,
except to the extent the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8.	Invest 25% or more of its total assets in the
securities of issuers in any particular industry or group of closely related industries and except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities (ii) any industry in which the Wilshire 4500 Index becomes concentrated to the same degree during the same period, the Master
Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9.	Issue any senior security (as such term is defined in
Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction
Nos. 3 and 5 may be deemed to give rise to a senior security.

10.	Purchase securities on margin, but the Master
Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

11.	The Master Portfolio may invest in shares of other
open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.

12.	The Master Portfolio may not invest more than 15% of
the Master Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

13. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

INVESTMENT RESTRICTIONS OF THE INTERNATIONAL INDEX MASTER
PORTFOLIO

The Master Portfolio has adopted investment restrictions numbered 1 through 9 as fundamental policies. These restrictions cannot be changed, as to the Master Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. Investment restrictions numbered 11 through 13 are not fundamental policies and may be changed by vote of a majority of the Trustees of MIP at any time. The Master Portfolio may not:

1 	Invest more than 5% of its assets in the obligations
of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the US. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

2	Hold more than 10% of the outstanding voting
securities of any single issuer.  This Investment
Restriction applies only with respect to 75% of its total assets.

3 	Invest in commodities, except that the Master
Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indices.

4 	Purchase, hold or deal in real estate, or oil, gas or
other mineral leases or exploration or development program, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5 	Borrow money, except to the extent permitted under the
1940 Act provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master
Portfolio's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.

6 	Make loans to others, except through the purchase of
debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange
Commission and the MIP's Board of Trustees.

7	Act as an underwriter of securities of other issuers,
except to the extent the Master Portfolio may be deemed an underwriter under the 1933 Act as amended, by virtue of disposing of portfolio securities.

8 	Invest 25% or more of its total assets in the
securities of issuers in any particular industry or group of closely related industries and except that there shall be no limitation with respect to investments in (i) obligations of the US. Government, its agencies or instrumentalities (ii) any industry in which the EAFE Free Index becomes concentrated to the same degree during the same period, the Master
Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9 	Issue any senior security (as such term is defined in
Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction
Nos. 3 and 5 may be deemed to give rise to a senior security

10 	Purchase securities on margin, but each Master
Portfolio may make margin deposits in connection with transactions in options, forward contracts futures contracts including those related to indexes, and options on futures contracts or indexes.

11 	The Master Portfolio may invest in shares of other
open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master
Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

12 	The Master Portfolio may not invest more than 15% of
its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
(a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

13 	The Master Portfolio may lend securities from its
portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

RISK CONSIDERATIONS

U.S. EQUITY INDEX MASTER PORTFOLIO

General-The value of the Master Portfolio's interests is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

Equity Securities-The stock investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition, many of the companies whose securities comprise the Wilshire 4500 Index are small- to medium-sized companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies such as those comprising the S&P 500 Index. As of the date of this registration statement, the U.S. stock market, as measured by the Wilshire 5000 Index and other commonly used indices, was trading at or close to record levels. There can be no assurance that these record levels will continue.

Debt Securities-The debt instruments in which the Master Portfolio may invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of debt instruments may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of debt instruments. The value of debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than, obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of debt instruments. Although some debt instruments are guaranteed by the U.S. Government, its agencies or instrumentalities, such instruments are subject to interest rate risk and the market value of these instruments will fluctuate. No assurance can be given that the U.S. Government, would provide financial support to the agencies or instrumentalities that issue or guarantee these instruments where it is not obligated to do so.

INTERNATIONAL INDEX MASTER PORTFOLIO

General-The value of the Master Portfolio's interests is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

Equity Securities-The stock investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. International stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition, many of the companies whose securities comprise the EAFE Free Index are small to medium size companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies.

Foreign Investment Risk-The Master Portfolio invests substantially all of its assets in foreign securities. This means the Master Portfolio can be affected by the risks of foreign investing, including changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment; repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from lack of liquidity; different settlement practices or delayed settlements in some markets; difficulty in getting complete and accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic and social instability, and difficulty enforcing legal rights outside the U.S.

In addition, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.

Issuer-Specific Changes-Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities.

Small Cap Investing-The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.

Other Investment Considerations-The Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk. The futures contracts and options on futures contracts that the Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. The Master Portfolio intends to use futures contracts and options as part of its short-term liquidity holdings and/or substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Securities Loans

The Master Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Portfolios may earn additional income from lending securities, such activity is incidental to their investment objectives. The value of securities loaned may not exceed 33 1/3% of the value of each Master Portfolio's total assets. In connection with such loans, the Master Portfolio will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Portfolio will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, a Master Portfolio could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

The Funds and the Trust bear all of their own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Fund or Master
Portfolio are so allocated.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE FUND

The names of the Trustees of the Trust and executive officers of the Fund, together with information as to their principal business occupations, are set forth below. The executive officers of the Fund are employees of organizations that provide services to the Fund. Each
Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" Trustees and the executive officers of the Fund is 388 Greenwich Street, New York, New
York 10013.

Herbert Barg (Age 76).  Trustee
Private Investor. Director or trustee of 18 investment companies associated with Citigroup Inc. ("Citigroup") His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004.

*Alfred J. Bianchetti (Age 76).  Trustee
Retired; formerly Senior Consultant to Dean Witter Reynolds
Inc. Director or trustee of 13 investment companies associated with Citigroup. His address is 19 Circle End
Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 77).  Trustee
Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. Director or trustee of 22 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 61).  Trustee
Professor, Harvard Business School. Director or trustee of
25 investment companies associated with Citigroup. His address is c/o Harvard Business School, Soldiers Field Road,
Boston, Massachusetts 02163.

Burt N. Dorsett (Age 68).  Trustee
Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation
Technologies, Inc., a nonprofit patent clearing and licensing firm. Director or trustee of 13 investment companies associated with Citigroup. His address is 201 East
62nd Street, New York, New York 10021.

Elliot S. Jaffe (Age 73).  Trustee
Chairman of the Board and President of The Dress Barn, Inc.
Director or trustee of 13 investment companies associated with Citigroup. His address is 30 Dunnigan Drive, Suffern,
New York 10901.

Stephen E. Kaufman (Age 67).  Trustee
Attorney. Director or trustee of 15 investment companies associated with Citigroup. His address is 277 Park Avenue,
New York, New York 10172.



Joseph J. McCann (Age 68).  Trustee
Financial Consultant; Retired Financial Executive, Ryan
Homes, Inc. Director or trustee of 13 investment companies associated with Citigroup. His address is 200 Oak Park
Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon (Age 66).Chairman of the Board
President and Chief Executive Officer of the Fund; Managing
Director of Salomon Smith Barney Inc.; President of SSBC
Fund Management, Inc. ("SSBC" or the "administrator") and
Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-
Chairman of the Board and director or trustee of 64 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr. (Age 65).  Trustee
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance
Learning Systems, an educational consultant. Director or trustee of 13 investment companies associated with Citigroup. His address is Meadowbrook Village, Building 4,
Apt 6, West Lebanon, New Hampshire 03784.

Lewis E. Daidone (Age 41).  Senior Vice President and
Treasurer
Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSBC and TIA. Senior Vice President and Treasurer of 59 investment companies associated with Citigroup.

Paul Brook (Age 45). Controller
Director of Salomon Smith Barney; from 1997-1998 Managing
Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.

Christina T. Sydor (Age 48). Secretary
Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSBC and TIA. Secretary of 59 investment companies associated with Citigroup.

No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $10,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings, which for the last fiscal year totaled $13,594.

For the fiscal year ended November 30, 1998, the Trustees of the trust were paid the following compensation:






Name of Person



Aggregate
Compensat
ion
from
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
from Trust
and Fund
Complex
Paid to
Trustees

Number of
Funds for Which  DirecD
Trustee Serves Within
Fund Complex


Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$11,600
  11,600
  11,600
  11,600
  11,600
  11,600
  11,600
  11,600
-----
  11,600

$0
0
0
0
0
0
0
0
0
0

$105,425
    51,200
  132,500
  139,975
    51,200
    47,550
    96,400
    51,200
-----
    51,200

18
13
22
25
13
13
15
13
64
13


_________________

* 	Designated an "interested" trustee.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years.


INVESTMENT MANAGEMENT AND OTHER SERVICES

Master Portfolio Adviser

The Master Portfolio has substantially the same investment objectives as the Fund. Consequently, the Fund does not have its own investment adviser. BGFA serves as the Master
Portfolio's Investment Adviser and provides investment guidance and policy direction for the Master Portfolio.

Unlike many traditional active investment funds, there is no single portfolio manager who makes investment decisions for the Master Portfolio. Instead, the Master Portfolio tracks the applicable Index. The process reflects BGFA's commitment to an objective and consistent investment management structure.

BGFA serves as investment adviser to the Master Portfolio and the Underlying Portfolios. BGFA is a direct subsidiary of BGFA Global Investors, N.A. (which, in turn, is an indirect subsidiary of BGFA Bank PLC ("BGFA Bank") and is located at 45 Fremont Street San Francisco, CA 94105. As of March 31, 1999, BGFA and its affiliates provided investment advisory services for approximately $651 billion of assets under management.

BGFA provides the Master Portfolio and the Underlying Portfolios with investment guidance and policy direction in connection with the daily portfolio management of each, subject to the supervision of MIP's Board of Trustees and in conformity with Delaware law and the stated policies of each such portfolio. BGFA furnishes to MIP's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio and the Underlying Portfolios.

BGFA is entitled to receive monthly fees at the annual rate of [0.01%] of the average daily net assets of the Master Portfolio, [0.08%] of the average daily net assets of the Extended Index Portfolio and [0.05%] of the average daily net assets of the S&P 500 Index Portfolio as compensation for its advisory services. The Master Portfolio bears its pro rata share of the advisory fees of the Underlying Portfolios. Based on these fee levels and the expected allocation of assets between the two Underlying Portfolios, the advisory fees payable to BGFA by the Master Portfolio on a combined basis will be approximately [0.07%] of the average daily net assets of the Master Portfolio. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

Purchase and sale orders for portfolio securities of the Master Portfolio may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA, subject to the supervision and the overall authority of MIP's Board of Trustees, determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably.

BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA has informed MIP that in making its investment decisions it does not obtain or use material inside information in its possession.

Morrison & Foerster LLP, counsel to MIP and special counsel to BGFA, has advised MIP and BGFA that BGFA and its affiliates may perform the services contemplated by the BGFA Advisory Contracts without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of or decisions relating to, present federal or state statutes, including the Glass-Steagall Act and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Administrator - SSBC

SSBC serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement"). SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). The administrator will pay the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.

As administrator SSBC: (a) assists in supervising all aspects of the Fund's operations except those performed by other parties pursuant to written agreements; b) supplies the fund with office facilities (which may be in SSBC's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) service fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to the
fund, the administrator will receive a fee computed daily
and paid monthly at the annual rate of [	   %] of the value
of the fund's average daily net assets.

The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, Trustees, shareholders or employees of the administrator or its affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the fund.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New York,
New York 10154, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending November 30, 1999.

Custodian and Transfer Agent

PNC Bank, National Association ("PNC" or "custodian"), located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania, 19103, serves as the custodian of the fund.
Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges.
The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data Investor Services Group, Inc, ("First Data" or "transfer agent") located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.


Distributor tc "DISTRIBUTOR"

CFBDS, Inc. serves as the Fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution
Agreement") which was approved by the Fund's Board of Trustees, including a majority of the Independent Trustees, on July 15, 1998.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The Fund's board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Administration and Distribution Agreements for continuance.

Shareholding Servicing Arrangements

To compensate Salomon Smith Barney's Financial Consultants
for the services they provide to fund shareholders, each
Fund has adopted a services plan (the "Plan") pursuant to
Rule 12b-1 under the 1940 Act.  Under the Plan, the fund
pays a service fee with respect to Class A shares that is
accrued daily and paid monthly, calculated at the annual
rate of [	  %] of the value of the Fund's average daily net
assets attributable to Class A shares. Class D shares are not subject to a service fee.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The Plan may be terminated with respect to the Class A shares at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of the Fund. Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PORTFOLIO TRANSACTIONS AND TURNOVER

BGFA assumes general supervision over placing orders on behalf of the Master Portfolios for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the trust's Board of Trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

PURCHASE OF SHARES tc "PURCHASE OF SHARES"

Detailed information about the purchase, redemption and exchange of fund shares appears in the prospectus.

General

The shares of the fund are offered at net asset value, which is calculated as of the close of the New York Stock Exchange
("NYSE") on each day that the NYSE is open for business.
The value of the shares of the fund will fluctuate in relation to the investment experience of the Master
Portfolio in which it invests.

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A or Class D shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.
Investors may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Class D shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Smith Barney 401(k)
Platform program. In addition, Class D shares are offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates. For more information about these programs, contact a Salomon Smith
Barney Financial Consultant.

REDEMPTION OF SHARES tc "REDEMPTION OF SHARES"

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of the fund who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

Additional Information Regarding Telephone Redemption And
Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

VALUATION OF SHARES tc "VALUATION OF SHARES"

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

The net asset value per share of each Fund and Master Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Fund or Master Portfolio. The value of each Fund's shares will fluctuate in relation to the investment experience of the Master Portfolio in which such Fund invests. Securities held by a Fund or Master Portfolio which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded.

The securities of the Master Portfolio, including covered call options written by the Master Portfolio, are valued as discussed below. Domestic securities are valued at the last sale price on the domestic securities or commodities exchange or national securities market on which such securities primarily are traded. Securities not listed on a domestic exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities which are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by BGFA in accordance with guidelines approved by MIP's Board of Trustees. Short-term investments are carried at amortized cost which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by BGFA in accordance with such guidelines.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's Board of Trustees, are valued at fair value as determined in good faith by BGFA in accordance with guidelines approved by MIP's Board of Trustees. BGFA and MIP's Board of Trustees periodically review the method of valuation. In making its good faith valuation of restricted securities, BGFA generally takes the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount is revised periodically if it is believed that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by MIP's Board of Trustees.

PERFORMANCE DATA
 tc "PERFORMANCE DATA"
From time to time, the fund may quote its total return in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares.
Such performance information may include the following industry and financial publications: Barron's, Business
Week, CDA Investment Technologies, Inc., Changing Times,
Forbes, Fortune, Institutional Investor, Investors Daily,
Money, Morningstar Mutual Fund Values, The New York Times,
USA Today and The Wall Street Journal.
Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:	P	= 	a hypothetical initial
payment of $1,000.

		T	= 	average annual total
return.

		n	= 	number of years.

		ERV	=	Ending Redeemable Value
of a hypothetical $1,000
investment made at the
beginning of a 1-, 5- or
10-year period at the
end of a 1-, 5- or 10-
year period (or
fractional portion
thereof), assuming
reinvestment of all
dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.



Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-Year
Life of
fund
Class A
N/A
N/A
N/A
N/A
Class D
N/A
N/A
N/A
N/A


Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial payment
of $10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of the 1-, 5- or 10-
year period at the end of the
1-, 5- or 10-year period (or
fractional portion thereof),
assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.



Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-Year
Life of
fund
Class A
N/A
N/A
N/A
N/A
Class D
N/A
N/A
N/A
N/A






Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES  tc "TAXES "

MIP is organized as a business trust under Delaware law. Under MIP's current classification for federal income tax purposes, it is intended that each Master Portfolio will be treated as a partnership for such purposes and, therefore, such Master Portfolio will not be subject to any federal income tax. However, each investor in a Master Portfolio will be taxable on its share (as determined in accordance with the governing instruments of MIP) of such Master Portfolio's ordinary income and capital gain in determining its federal income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

MIP's taxable year-end is the last day of December.
Although MIP will not be subject to federal income tax, it will file appropriate federal income tax returns

The Master Portfolio's assets, income and distributions will be managed in such a way that an investor in the Master Portfolio may satisfy the requirements of Subchapter M of the Code by investing substantially all of its investable assets in the Master Portfolio. Investors are advised to consult their own tax advisors as to the tax consequences of an investment in the Master Portfolio.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. Furthermore, the fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year it fails to qualify as a regulated investment company or fails to meet this distribution requirement. The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases.
The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the IRS. By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or
(b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes- Taxation of United States Shareholders - Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The trust offers shares of beneficial interest of five separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into two Classes - A and D. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charge, if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust. On October 14, 1994 and August 16, 1995, the Trust's name was changed Smith Barney Income Trust and Smith Barney Investment Trust, respectively.

Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. The fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant or the transfer agent.


OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.
Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial
Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert
Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


Wilshire Associates, Inc. ("Wilshire Associates") does not sponsor any portfolio of the Fund, nor is it affiliated in anyway with the Funds. "Wilshire 5000 Equity Index" and related marks are trademarks of Wilshire Associates. None of the Funds are sponsored, endorsed, sold, or promoted by the index or its sponsor and neither the index nor its sponsor make any representation or warranty, express or implied, regarding the advisability of investing in the Funds.

"S&P 500(r)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Salomon Smith Barney. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Salomon Smith
Barney is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Salomon
Smith Barney or the fund. S&P has no obligation to take the needs of Salomon Smith Barney or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund's shares or the timing of the issuance or sale of the fund's shares or in the determination or calculation of the equation by which fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500
INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


APPENDIX


Description of certain ratings assigned by Standard & Poor's
Corporation ("S&P") and Moody's Investors Service, Inc.
("Moody's")

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

?     liquidity ratios are adequate to meet cash
requirements;

?     long-term senior debt is rated "A" or better;

?     the issuer has access to at least two additional
channels of borrowing;

?     basic  earnings and cash flow have an upward trend
with allowance made for       unusual circumstances;

?     typically,  the issuer's industry is well established
and the issuer has a strong position within the industry;
and

?     the reliability and quality of management are
unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

?    evaluation of the management of the issuer;

?     economic  evaluation  of  the  issuer's  industry  or
industries and an appraisal of speculative-type risks which may be inherent in certain areas;

?     evaluation  of the  issuer's  products  in  relation
to  competition  and customer acceptance;

?     liquidity;

?     amount and quality of long-term debt;

?     trend of earnings over a period of ten years;

?     financial  strength of parent  company and the
relationships  which exist with the issuer; and

?    recognition by the  management of obligations  which
may be present or may arise as a result of public interest questions and preparations to meet such obligations.
































SMITH BARNEY
INVESTMENT TRUST



U.S. 5000 Index Fund

EAFE Index Fund
















October 13, 1999


SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH BARNEY
								A Member of
Citigroup [Symbol]






2



PART C
OTHER INFORMATION


Item 23. Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A
(the Registration Statement) as filed with the Securities and Exchange
Commission (SEC) on October 21, 1991 (File Nos.
33-43446 and 811-6444).

	(a)(1) Registrant's Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-
Effective Amendment No. 4 to the Registration
Statement filed on January 28, 1994 (Post-Effective
Amendment No. 4).

	(a)(2) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January
6, 1995 (the N-14).

	(a)(3) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment
No. 9 to the Registration Statement filed on August
29, 1995 (Post-Effective Amendment No. 9).

	(a)(4) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration
Statement filed on March 30, 1998 (Post-
Effective Amendment No, 18)

	(a)(5) Amendment No. 1 to the First Amended and Restated
Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No.20 to the Registration Statement filed on June 26, 1998.

	(a)(6) Amendment No. 2 to the First Amended and Restated Master Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration Statement filed on November 12, 1998.

(b) Registrant's by-laws are incorporated by reference to the Registration Statement.

	(c)(1) Registrant's form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

	(c)(2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment
No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).


 	(c)(3) Registrant's form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999
(Post-Effective Amendment No. 22).

	(d)(1)  Investment Advisory Agreement between
the Registrant and
Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement filed on December
1, 1993 (Post-Effective Amendment No. 3).

	(d)(2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

	(d)(3)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Limited
Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).

	(d)(4)  Form of Investment Advisory Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and Travelers Investment
Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment
No. 15 to the Registration Statement
filed on December 12, 1997.

	(d)(5)  Form of Investment Management Agreement
between the Registrant on behalf of Smith Barney
Large Capitalization Growth Fund and Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)

(d)(6) Form of Investment Management Agreement between Smith Barney Mid Cap Blend Fund and MMC.
is incorporated by reference to Post-Effective Amendment
No. 17 to the Registration Statement filed on February 20,1998
(Post-Effective Amendment No. 17)

	(e)(1)  Distribution Agreement between the
Registrant and Smith Barney Shearson Inc. dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3.

	(e)(2)  Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(e)(3) Distribution Agreement between the Registrant and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration Statement
Filed on November 12, 1998.

   	(e)(4) Selling Group Agreement between CFBDS Inc. And
Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on March 30, 1999 (Post-Effective Amendment No.24).


	(f)  Not Applicable.

	(g)  Form of Custody Agreement with PNC Bank,
National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(h)(1)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate
Maturity California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(h)(2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.

	(h)(3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500
Index Fund and Mutual Management Corp. is incorporated by reference to Post Effective Amendment
No. 15.

	(h)(4)  Transfer Agency Agreement with First Data
Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

	(h)(5)  Form of Sub-Transfer Agency Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment
No. 10.

	(i) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on December 6, 1991.

   	(i)(2) Legal Counsel's consent is incorporated by reference to Post-Effective Amendment No. 24.

	(j)(1) Auditor's consent is incorporated by reference to Post-Effective Amendment No. 24.


	(k)  Not Applicable.

	(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(m)(1)  Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(m)(2) Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(m)(3)  Form of Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index
Fund is incorporated by reference to Post Effective
Amendment No. 15.

	(m)(4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth
Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective Amendment
No. 17).

	(m)(5) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective Amendment No.
17).

	(m)(6) Form of Amended and Restated
Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.


(n) Financial Data Schedule is incorporated by reference to Post-Effective Amendment No. 24.

	(o)(1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment
No. 10.


(o)(2) Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 22.


Item 24.	Persons Controlled by or under Common
Control with Registrant

		None

Item 25.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 26(a).	Business and Other Connections of
Investment Adviser

Investment Adviser and Administrator - SSBC Fund Management Inc. ("SSBC") (Formerly Mutual Management Corp.), was incorporated in December 1968 under the laws of the State of Delaware. SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"),(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSBC is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) and has, through its predecessors, been in the investment counseling business since 1934. SSBC serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California
Fund and Smith Barney Intermediate Maturity New York
Fund and Investment Manager for Smith Barney Large
Capitalization Growth Fund and Smith Barney Mid Cap Blend Fund. SSBC also serves as the administrator to the Smith Barney S&P 500 Index Fund.

The list required by this Item 26 of the officers and directors of SSBC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No. 801-
8314).

Investment Adviser - Travelers Investment Management
Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.
TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since
1967.

 The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No.801-07212).

 Item 27.  Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc.,
Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney
Natural Resources Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Trust
	388 Greenwich Street
	New York, New York 10013

(2)	SSBC Fund Management Inc.
	388 Greenwich Street
	New York, New York  10013

(3)	Travelers Investment Management Company
	One Tower Square
	Hartford, CT 06183
	(For Smith Barney S&P 500 Index Fund)

(4)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(5)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

(6) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, and the Investment Company Act of 1940, the Registrant, SMITH BARNEY INVESTMENT TRUST, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, in the State of New York on the 30th day of July, 1999.

SMITH BARNEY INVESTMENT TRUST

/s/Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title					Date
/s/Heath B. McLendon	Chairman of the Board		   7/30/99
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer			      7/30/99
Lewis E. Daidone		(Chief Financial and
			Accounting Officer)

/s/Herbert Barg*			Trustee		      7/30/99
Herbert Barg

/s/Alfred J. Bianchetti*	Trustee		      7/30/99
Alfred J. Bianchetti

/s/Martin Brody*			Trustee		       7/30/99
Martin Brody

/s/Dwight B. Crane*		Trustee		       7/30/99
Dwight B. Crane

/s/Burt N. Dorsett*		Trustee		       7/30/99
Burt N. Dorsett

/s/Elliot S. Jaffe*		Trustee		      7/30/99
Elliot S. Jaffe

/s/Stephen E. Kaufman*		Trustee		      7/30/99
Stephen E. Kaufman

/s/Joseph J. McCann*		Trustee		      7/30/99
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*	Trustee		      7/30/99
Cornelius C. Rose, Jr.

_____________________________________________________________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon